STOCK OPTIONS AND WARRANTS - Schedule of Stock Options (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Beginning Balance, number of shares	25,000	405,000
Beginning Balance, weighted average exercise price	1.58	1.01
Options granted, number of shares	125,000	75,000
Options granted, weighted average exercise price	1.00	1.17
Options exercised, number of shares	0	0
Options exercised, weighted average exercise price	0	0
Options expired, number of shares	(25,000)	(455,000)
Options expired, weighted average exercise price	(1.58)	(0.98)
Ending Balance, number of shares	125,000	25,000
Ending Balance, weighted average exercise price	1.00	1.58